Property, Plant and Equipment (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure Of Property Plant And Equipment [Abstract]
Summary of Property Plant and Equipment

The following table sets forth the property, plant and equipment as of December 31, 2021 and 2020:

	12-31-2021	12-31-2020
Classes of Property, Plant and Equipment, Gross	ThUS$	ThUS$
Property, Plant and Equipment, Gross	21,570,734	15,691,168
Construction in progress	2,920,093	1,107,981
Land	153,913	158,894
Buildings	1,203,037	479,161
Plant and equipment	9,868,826	6,894,543
Network Infrastructure	6,846,721	6,647,840
Fixtures and fittings	578,144	402,749

	12-31-2021	12-31-2020
Classes of Accumulated Depreciation and Impairment in Property, Plant and Equipment	ThUS$	ThUS$
Accumulated Depreciation and Impairment of Property, Plant and Equipment	(8,573,206)	(7,336,496)
Buildings	(319,228)	(225,850)
Plant and equipment	(4,489,844)	(3,509,839)
Network Infrastructure	(3,455,646)	(3,379,182)
Fixtures and fittings	(308,488)	(221,625)

	12-31-2021	12-31-2020
Classes of Property, Plant and Equipment, Net	ThUS$	ThUS$
Property, Plant and Equipment, Net	12,997,528	8,354,672
Construction in progress	2,920,093	1,107,981
Land	153,913	158,894
Buildings	883,809	253,311
Plant and equipment	5,378,982	3,384,704
Network Infrastructure	3,391,075	3,268,658
Fixtures and fittings	269,656	181,124

Summary of Changes in Property Plant and Equipment

The composition and movements of the property, plant and equipment accounts for the year ended December 31, 2021 and 2020, are detailed as follows:

	Construction in Progress	Land	Buildings, Net	Plant and Equipment, Net	Network Infrastructure, Net	Fixtures and Fittings, Net	Property, Plant and Equipment, Net
Movements in 2021	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
Opening balance as of January 1, 2021	1,107,981	158,894	253,311	3,384,704	3,268,658	181,124	8,354,672
Increases other than from business combinations	1,725,928	958	499	—	—	34,039	1,761,424
Acquisitions through business combinations	809,849	5,288	547,110	2,476,336	100,051	13,775	3,952,409
Increases (decreases) from foreign currency translation differences, net	(181,401)	(24,021)	(20,800)	(504,454)	(424,512)	(21,878)	(1,177,066)
Depreciation	(3,734)	—	(27,596)	(269,194)	(215,232)	(32,936)	(548,692)
Impairment (losses) reversals recognized in profit or loss (1)	(6,849)	—	(290)	(82,205)	—	—	(89,344)
Increases (decreases) from transfers and other changes	(761,588)	8,147	135,955	221,742	373,791	21,953	—
Increases (decreases) from transfers from construction in progress	(761,588)	8,147	135,955	221,742	373,791	21,953	—
Disposals and removal from service	—	(124)	(706)	(3,040)	(6,611)	(6,049)	(16,530)
Removals	—	(124)	(706)	(3,040)	(6,611)	(6,049)	(16,530)
Argentine hyperinflationary economy	207,559	6,350	5,694	124,084	362,337	19,911	725,935
Other increases (decreases)	22,348	(1,579)	(9,368)	31,009	(67,407)	59,717	34,720
Total movements	1,812,112	(4,981)	630,498	1,994,278	122,417	88,532	4,642,856
Closing balance as of December 31, 2021	2,920,093	153,913	883,809	5,378,982	3,391,075	269,656	12,997,528

	Construction in Progress	Land	Buildings, Net	Plant and Equipment, Net	Network Infrastructure, Net	Fixtures and Fittings, Net	Property, Plant and Equipment, Net
Movements in 2020	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
Opening balance as of January 1, 2020	1,189,709	163,522	257,147	3,585,593	3,369,083	198,384	8,763,438
Increases other than from business combinations	583,727	—	744	246	—	21,846	606,563
Increases (decreases) from foreign currency translation differences, net	(214,324)	(11,335)	(25,179)	(282,132)	(412,848)	(38,472)	(984,290)
Depreciation	—	—	(11,198)	(207,624)	(203,165)	(23,264)	(445,251)
Increases (decreases) from transfers and other changes	(483,505)	2,076	23,769	159,526	276,955	21,179	—
Increases (decreases) from transfers from construction in progress	(483,505)	2,076	23,769	159,526	276,955	21,179	—
Disposals and removals from service	—	(79)	—	(2,961)	(5,035)	(3,916)	(11,991)
Disposals	—	(78)	—	(2,014)	(9)	(142)	(2,243)
Removals	—	(1)	—	(947)	(5,026)	(3,774)	(9,748)
Argentine hyperinflationary economy	115,905	3,815	7,330	98,418	247,568	(1,881)	471,155
Other increases (decreases)	(83,531)	895	698	33,638	(3,900)	7,248	(44,952)
Total movements	(81,728)	(4,628)	(3,836)	(200,889)	(100,425)	(17,260)	(408,766)
Closing balance as of December 31, 2020	1,107,981	158,894	253,311	3,384,704	3,268,658	181,124	8,354,672